Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jul. 31, 2013	Mar. 31, 2020
Warrants issued	1,342,298
Warrant exercise price	$ 7.29
Warrant term	10 years
Value of warrants, per share	$ 0.427
Fair value at date of grant	$ 573
Expected life	10 years
Expected volatility	65.00%
Risk-free interest rate	0.50%
Class D Convertible Preferred Stock
Warrants issued		9,858
Warrant exercise price		$ 0.01